Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 170,487	$ 89,780	$ 195,041
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	1,972	(5,597)	2,991
Unrealized gains (losses) on derivative instruments	24,885	(20,025)	6,668
Pension and post-retirment benefit plans	(4,956)	(15,807)	(2,781)
Unrealized gains (losses) on available-for-sale marketable securities	781	3,663	(2,925)
Other comprehensive income (loss), net of tax	22,682	(37,766)	3,953
Total other comprehensive income	193,169	52,014	189,994
Less: comprehensive income (loss) attributable to non-controlling interest	(4,128)	4	(10,508)
Comprehensive income attributable to Elbit Systems Ltd.'s shareholders	$ 189,041	$ 52,018	$ 179,486